INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
The aggregate dollar effect	$ 11.3	$ 5.2	$ 1.3
Per share effect-basic and diluted	$ 0.04	$ 0.02	$ 0.01